Prepaid expenses and other receivables (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Prepaid expenses and other receivables
Prepaid expenses	$ 5,474	¥ 38,760	¥ 14,748
VAT tax receivables	121	856	4,411
Other receivables	730	5,169	6,373
Total prepaid expenses and other receivables	$ 6,325	¥ 44,785	¥ 25,532